Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of property and equipment [Abstract]
Office equipment, fixtures and furniture	$ 514	$ 9	$ 8
Less: accumulated depreciation and amortization	(5)	(3)	(1)
Total	$ 509	$ 6	$ 7